OPERATING LEASES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Leases [Abstract]
Operating lease income	$ 151,150	$ 171,616
Variable lease income	3,961	1,623
Total operating lease income	$ 155,111	$ 173,239